Average Annual Total Returns	Eaton Vance California Municipal Opportunities Fund Bloomberg Municipal Bond Index One Year	Eaton Vance California Municipal Opportunities Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance California Municipal Opportunities Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance California Municipal Opportunities Fund Bloomberg California Municipal Bond Index One Year	Eaton Vance California Municipal Opportunities Fund Bloomberg California Municipal Bond Index Five Years	Eaton Vance California Municipal Opportunities Fund Bloomberg California Municipal Bond Index Ten Years	Eaton Vance California Municipal Opportunities Fund Class A One Year	Eaton Vance California Municipal Opportunities Fund Class A Five Years	Eaton Vance California Municipal Opportunities Fund Class A Ten Years	Eaton Vance California Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance California Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance California Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Eaton Vance California Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance California Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance California Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance California Municipal Opportunities Fund Class C One Year	Eaton Vance California Municipal Opportunities Fund Class C Five Years	Eaton Vance California Municipal Opportunities Fund Class C Ten Years	Eaton Vance California Municipal Opportunities Fund Class I One Year	Eaton Vance California Municipal Opportunities Fund Class I Five Years	Eaton Vance California Municipal Opportunities Fund Class I Ten Years	Eaton Vance Massachusetts Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance Massachusetts Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance Massachusetts Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance Massachusetts Municipal Income Fund Bloomberg Massachusetts Municipal Bond Index One Year	Eaton Vance Massachusetts Municipal Income Fund Bloomberg Massachusetts Municipal Bond Index Five Years	Eaton Vance Massachusetts Municipal Income Fund Bloomberg Massachusetts Municipal Bond Index Ten Years	Eaton Vance Massachusetts Municipal Income Fund Class A One Year	Eaton Vance Massachusetts Municipal Income Fund Class A Five Years	Eaton Vance Massachusetts Municipal Income Fund Class A Ten Years	Eaton Vance Massachusetts Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Massachusetts Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Massachusetts Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Massachusetts Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Massachusetts Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Massachusetts Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Massachusetts Municipal Income Fund Class C One Year	Eaton Vance Massachusetts Municipal Income Fund Class C Five Years	Eaton Vance Massachusetts Municipal Income Fund Class C Ten Years	Eaton Vance Massachusetts Municipal Income Fund Class I One Year	Eaton Vance Massachusetts Municipal Income Fund Class I Five Years	Eaton Vance Massachusetts Municipal Income Fund Class I Ten Years	Eaton Vance National Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance National Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance National Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance National Municipal Income Fund Class A One Year	Eaton Vance National Municipal Income Fund Class A Five Years	Eaton Vance National Municipal Income Fund Class A Ten Years	Eaton Vance National Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance National Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance National Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance National Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance National Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance National Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance National Municipal Income Fund Class C One Year	Eaton Vance National Municipal Income Fund Class C Five Years	Eaton Vance National Municipal Income Fund Class C Ten Years	Eaton Vance National Municipal Income Fund Class I One Year	Eaton Vance National Municipal Income Fund Class I Five Years	Eaton Vance National Municipal Income Fund Class I Ten Years	Eaton Vance New York Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance New York Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance New York Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance New York Municipal Income Fund Bloomberg New York Municipal Bond Index One Year	Eaton Vance New York Municipal Income Fund Bloomberg New York Municipal Bond Index Five Years	Eaton Vance New York Municipal Income Fund Bloomberg New York Municipal Bond Index Ten Years	Eaton Vance New York Municipal Income Fund Class A One Year	Eaton Vance New York Municipal Income Fund Class A Five Years	Eaton Vance New York Municipal Income Fund Class A Ten Years	Eaton Vance New York Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance New York Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance New York Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance New York Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance New York Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance New York Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance New York Municipal Income Fund Class C One Year	Eaton Vance New York Municipal Income Fund Class C Five Years	Eaton Vance New York Municipal Income Fund Class C Ten Years	Eaton Vance New York Municipal Income Fund Class I One Year	Eaton Vance New York Municipal Income Fund Class I Five Years	Eaton Vance New York Municipal Income Fund Class I Ten Years	Eaton Vance Ohio Municipal Income Fund Bloomberg Municipal Bond Index One Year	Eaton Vance Ohio Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Eaton Vance Ohio Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Eaton Vance Ohio Municipal Income Fund Bloomberg Ohio Municipal Bond Index One Year	Eaton Vance Ohio Municipal Income Fund Bloomberg Ohio Municipal Bond Index Five Years	Eaton Vance Ohio Municipal Income Fund Bloomberg Ohio Municipal Bond Index Ten Years	Eaton Vance Ohio Municipal Income Fund Class A One Year	Eaton Vance Ohio Municipal Income Fund Class A Five Years	Eaton Vance Ohio Municipal Income Fund Class A Ten Years	Eaton Vance Ohio Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Ohio Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Ohio Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Ohio Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Ohio Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Ohio Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Ohio Municipal Income Fund Class C One Year	Eaton Vance Ohio Municipal Income Fund Class C Five Years	Eaton Vance Ohio Municipal Income Fund Class C Ten Years	Eaton Vance Ohio Municipal Income Fund Class I One Year	Eaton Vance Ohio Municipal Income Fund Class I Five Years	Eaton Vance Ohio Municipal Income Fund Class I Ten Years	Eaton Vance Ohio Municipal Income Fund Class I Inception Date
Total	1.52%	4.17%	3.72%	1.22%	4.12%	3.98%	(4.24%)	2.83%	3.69%	(4.41%)	2.69%	3.61%	(2.10%)	2.58%	3.47%	(1.28%)	3.04%	3.41%	0.67%	4.07%	4.44%	1.52%	4.17%	3.72%	0.94%	3.91%	3.44%	(4.47%)	2.13%	2.88%	(4.54%)	2.08%	2.84%	(2.02%)	2.18%	2.89%	(1.48%)	2.35%	2.62%	0.56%	3.35%	3.61%	1.52%	4.17%	3.72%	(3.36%)	3.27%	4.22%	(3.42%)	3.19%	4.14%	(1.22%)	3.14%	4.05%	(0.29%)	3.51%	3.95%	1.72%	4.54%	4.99%	1.52%	4.17%	3.72%	1.87%	3.91%	3.56%	(3.34%)	2.96%	3.61%	(3.61%)	2.73%	3.49%	(1.33%)	2.74%	3.45%	(0.19%)	3.19%	3.34%	1.67%	4.17%	4.33%	1.52%	4.17%	3.72%	1.14%	4.07%	3.79%	(3.87%)	2.83%	3.33%	(3.87%)	2.83%	3.33%	(1.30%)	2.85%	3.33%	(0.70%)	3.05%	3.07%	1.25%	4.03%	4.05%	Aug. 03, 2010